UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21237

Unified Series Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450
Cincinnati, OH 45246
(Address of principal executive offices)
(Zip code)

Zachary P. Richmond
Ultimus Fund Solutions, LLC
225 Pictoria Drive. Suite 450
Cincinnati, OH 45246
(Name and address of agent for service)

Registrant’s telephone number, including area code:	513-587-3400

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Efficient Enhanced Multi-Asset Fund

Class I (EFFIX)

Annual Shareholder Report - May 31, 2025

Fund Overview

This annual shareholder report contains important information about Efficient Enhanced Multi-Asset Fund for the period of September 30, 2024 (commencement of operations) to May 31, 2025. You can find additional information about the Fund at https://www.efficient.com/enhanced-multi-asset-fund. You can also request this information by contacting us at (833) 398-0599.

What were the Fund’s costs for the reporting period?*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$177	1.95%

*The expenses reflect the period of September 30, 2024 (commencement of operations) to May 31, 2025. Such expenses would be higher for the full reporting period.

How did the Fund perform during the reporting period?

The late 2024 to early 2025 period was defined by volatile markets across all sectors, driven by a mix of geopolitical tensions, economic policy shifts, and changing investor sentiment. U.S. equities peaked in February 2025, getting a boost from U.S. election results. However, they struggled to keep pace with European and Asian equities. Europe outperformed the U.S. by the widest margin in a decade. April tariff announcements from the U.S. triggered a brief, but sharp equity sell-off, followed by a rapid recovery. By late May, markets were approaching all-time highs.

In fixed income, monetary policy was central. The Fed paused hikes while the ECB and BoE cut rates, contributing to divergent bond yield movements. U.S. tariffs fueled investor risk aversion, leading to inflows into safe-haven bonds like German Bunds and Japanese JGBs.

The U.S. dollar reversed its late 2024 rally, weakening in 2025 amid shifting rate expectations and capital flows. The euro, yen, and Swiss franc strengthened in response. Commodity markets experienced significant disruptions due to extreme weather and geopolitical events. Prices for cocoa, coffee, energy, and metals were highly volatile. Gold saw increased demand as a safe-haven asset.

From October 2024 through May 2025, the Fund experienced losses and underperformed its benchmark, the S&P 500 Index. This period was characterized by high volatility and rapid reversals across markets. This “choppy” environment was challenging, particularly for trend-following, which struggles when trends are lacking. The Fund underperformed because both Multi-Asset (risk-parity) and Trend strategies uncharacteristically struggled simultaneously. The Fund’s largest losses came from bond markets (both strategies), equity index positions (Trend), and copper (Trend). On the positive side, the top contributors were gold and two niche agricultural markets: live cattle, and coffee. Despite losses during the period, we continue to maintain confidence in both strategies as stand-alone investments and in combination within a portfolio.

How has the Fund performed since inception?

Total Return Based on $100,000 Investment

Efficient Enhanced Multi-Asset Fund - Class I
S&P 500® Total Return Index
$125,000
$100,000
$75,000
$50,000
$25,000
$0
$103,498
$87,430
Sep-2024
May-2025

	Efficient Enhanced Multi-Asset Fund - Class I	S&P 500® Total Return Index
Sep-2024	$100,000	$100,000
May-2025	$87,430	$103,498

Average Annual Total Returns

Since Inception (September 30, 2024)
Efficient Enhanced Multi-Asset Fund - Class I	-12.57%
S&P 500® Total Return Index	3.50%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$66,192,925
Number of Portfolio Holdings	433
Advisory Fee (net of waivers)	$281,824
Portfolio Turnover	104%

What did the Fund invest in?

Category of Investment Weighting (% of net assets)

U.S. Treasury Obligations
39.5%
Money Market
29.6%
Agency
11.3%
Non U.S. Treasury
3.2%
Other Assets in Excess of Liabilities
16.4%

Value	Value
Other Assets in Excess of Liabilities	16.4%
Non U.S. Treasury	3.2%
Agency	11.3%
Money Market	29.6%
U.S. Treasury Obligations	39.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	29.4%
United States Treasury Bill, 0.000%, 09/09/25	24.6%
Federal Home Loan Banks, 4.625%, 06/06/25	2.3%
Federal Home Loan Mortgage Corp, 0.375%, 07/21/25	2.3%
Federal National Mortgage Association, 0.375%, 08/25/25	2.2%
Federal National Mortgage Association, 0.500%, 06/17/25	1.5%
Federal Home Loan Bank Discount Notes, 0.000%, 06/16/25	1.5%
Federal Home Loan Mortgage Corp, 0.375%, 09/23/25	1.5%
United States Treasury Inflation Indexed Bonds, 0.125%, 01/15/32	1.3%
United States Treasury Inflation Indexed Bonds, 1.750%, 01/15/34	1.2%

Material Fund Changes

No material changes occurred during the year ended May 31, 2025.

Efficient Enhanced Multi-Asset Fund

Annual Shareholder Report - May 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.efficient.com/enhanced-multi-asset-fund) including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

(b)	Not applicable

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.

(a)(2) Freddie Jacobs, Jr. is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

Efficient Enhanced Multi-Asset Fund FY 2025	$50,000

(b)	Audit-Related Fees

Efficient Enhanced Multi-Asset Fund FY 2025	$0

(c)	Tax Fees

Efficient Enhanced Multi-Asset Fund FY 2025	$9,000

Nature of the fees:	Preparation of the 1120 RIC and Excise review

(d)	All Other Fees

Efficient Enhanced Multi-Asset Fund FY 2025	$0

(e)	(1)	Audit Committee’s Pre-Approval Policies

The Audit Committee Charter requires the Audit Committee to be responsible for the selection, retention or termination of auditors and, in connection therewith, to (i) evaluate the proposed fees and other compensation, if any, to be paid to the auditors, (ii) evaluate the independence of the auditors, (iii) pre-approve all audit services and, when appropriate, any non-audit services provided by the independent auditors to the Trust, (iv) pre-approve, when appropriate, any non-audit services provided by the independent auditors to the Trust's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser and that provides ongoing services to the Trust if the engagement relates directly to the operations and financial reporting of the Trust, and (v) receive the auditors’ specific representations as to their independence;

(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	During audit of registrant’s financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant’s engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

	Registrant	Adviser
FY 2025	$0	$0

(h)	Not applicable. The auditor performed no services for the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

(i)	Not applicable

(j)	Not applicable

Item 5. Audit Committee of Listed Companies.

Not applicable

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Efficient Enhanced Multi-Asset Fund
Consolidated Annual Financial Statements and Additional Information
May 31, 2025

Fund Adviser:
Efficient Capital Management, LLC
4355 Weaver Parkway, Suite 200
Warrenville, IL 60555
(630) 657-6800

EFFICIENT ENHANCED MULTI-ASSET FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
May 31, 2025

	Maturity
	Date	Par Value	Value
NON U.S. GOVERNMENT & AGENCIES — 3.2%
France Bonds, OATe, 0.1%	7/25/2036	EUR 200,000	$248,447
France Bonds, OATe, 0.1%	3/1/2029	EUR 300,000	408,154
France Bonds, OATe, 0.1%	7/25/2031	EUR 100,000	131,975
France Bonds, OATi, 0.1%	3/1/2036	EUR 100,000	113,849
France Bonds, OATi, 0.1%	3/1/2032	EUR 100,000	122,218
France Bonds, OATe, 0.6%	7/25/2034	EUR 100,000	119,291
United Kingdom Bonds, Index-linked Gilt, 0.125%	8/10/2031	GBP 100,000	173,695
United Kingdom Bonds, Index-linked Gilt, 0.125%	11/22/2036	GBP 100,000	173,350
United Kingdom Bonds, Index-linked Gilt, 0.75%	3/22/2034	GBP 100,000	218,080
United Kingdom Bonds, Index-linked Gilt, 1.25%	11/22/2033	GBP 100,000	137,363
United Kingdom Bonds, Index-linked Gilt, 0.75%	11/22/2032	GBP 100,000	247,885

Total Non U.S. Government & Agencies (Cost $2,032,625)			$2,094,307

U.S. GOVERNMENT & AGENCIES — 50.8%
Federal Home Loan Bank Discount Notes, 0%	6/16/2025	$1,000,000	998,019
Federal Home Loan Banks, 4.625%	6/6/2025	1,500,000	1,500,130
Federal Home Loan Mortgage Corp, 0.375%	7/21/2025	1,500,000	1,492,162
Federal Home Loan Mortgage Corp, 0.375%	9/23/2025	1,000,000	987,970
Federal National Mortgage Association, 0.5%	6/17/2025	1,000,000	998,368
Federal National Mortgage Association, 0.375%	8/25/2025	1,500,000	1,486,266
United States Treasury Inflation Indexed Bonds, 2.125%	1/15/2035	600,000	611,513
United States Treasury Bill, 0%	9/9/2025	16,500,000	16,308,480
United States Treasury Inflation Indexed Bonds, 1.875%	7/15/2034	800,000	808,044
United States Treasury Inflation Indexed Bonds. 2.125%	4/15/2029	700,000	741,360
United States Treasury Inflation Indexed Bonds, 1.75%	1/15/2034	800,000	817,080
United States Treasury Inflation Indexed Bonds, 2.375%	10/15/2028	600,000	648,784
United States Treasury Inflation Indexed Bonds, 1.375%	7/15/2033	700,000	708,556
United States Treasury Inflation Indexed Bonds, 0.125%	7/15/2031	700,000	762,171
United States Treasury Inflation Indexed Bonds, 0.625%	7/15/2032	700,000	712,038
United States Treasury Inflation Indexed Bonds, 0.125%	1/15/2032	800,000	828,773
United States Treasury Inflation Indexed Bonds, 1.625%	10/15/2029	700,000	717,747
United States Treasury Inflation Indexed Bonds, 0.125%	1/15/2031	600,000	677,726
United States Treasury Inflation Indexed Bonds, 0.125%	7/15/2030	600,000	698,440
United States Treasury Inflation Indexed Bonds, 1.125%	1/15/2033	700,000	711,330
United States Treasury Inflation Indexed Bonds, 1.625%	4/15/2030	400,000	402,868

Total U.S. Government & Agencies (Cost $33,591,318)			$33,617,825

Total Investments at Value — 54.0% (Cost $35,623,943)			$35,712,132

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
May 31, 2025 (continued)

	Shares	Value
MONEY MARKET FUNDS — 29.6%
Blackrock Liquidity Funds, Treasury Trust -
Institutional Class, 4.17% (a)	161,629	$161,629
First American Government Obligations Fund - Class X, 4.23% (a),(b)	19,436,620	19,436,620
Total Money Market Funds (Cost $19,598,249)		19,598,249

Total Investments and Money Market Funds at Value — 83.6%
(Cost $55,222,192)		55,310,381

Other Assets in Excess of Liabilities — 16.4%		10,882,544

Net Assets — 100.0%		$66,192,925

(a)	Rate disclosed is the seven day effective yield as of May 31, 2025.

(b)	All or a part is a holding of the Efficient Enhanced Multi-Asset (Cayman) Fund, Ltd.

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND
CONSOLIDATED SCHEDULE OF FUTURES
May 31, 2025

				Value and
				Unrealized
	Number of	Expiration	Notional	Appreciation
	Contracts	Date	Value	(Depreciation)
LONG CONTRACTS
AUST 3YR BOND FUT Jun25	104	6/17/2025	$7,207,717	$13,859
Short Euro-BTP Fu Jun25	85	6/9/2025	10,436,819	45,165
EURO-SCHATZ FUT Jun25	60	6/9/2025	7,312,330	(930)
US 10YR NOTE (CBT)Sep25	57	9/22/2025	6,312,750	31,729
MEXICAN PESO FUT Jun25	39	6/17/2025	1,004,250	8,541
Euro-BTP Future Jun25	37	6/9/2025	5,089,180	63,234
BP CURRENCY FUT Jun25	31	6/17/2025	2,609,813	44,698
3MO EURO EURIBOR Mar26	31	3/16/2026	8,647,920	12,225
CAN 10YR BOND FUT Sep25	30	9/19/2025	2,673,384	21,200
3MO EURO EURIBOR Jun26	30	6/15/2026	8,367,677	6,050
90-DAY BANK BILL Dec25	29	12/11/2025	18,545,879	(4,777)
FTSE CHINA A50 Jun25	27	6/30/2025	359,802	(6,505)
US 5YR NOTE (CBT) Sep25	26	10/1/2025	2,812,875	10,808
3MO EURO EURIBOR Mar28	24	3/14/2028	6,661,444	2,583
EURO-BUND FUTURE Sep25	22	9/9/2025	3,272,525	2,569
EURO STOXX 50 Jun25	21	6/23/2025	1,279,837	629
S&P500 EMINI FUT Jun25	20	6/23/2025	5,916,000	248,834
HSCEI Futures Jun25	20	6/30/2025	1,069,242	(5,654)
FTSE 100 IDX FUT Jun25	19	6/23/2025	2,248,026	35,143
EURO FX CURR JUN25	18	6/17/2025	2,558,250	(12,678)
MSCI EmgMkt Jun25	18	6/23/2025	1,034,370	(14,833)
IFSC NIFTY 50 FUT JUN25	17	6/27/2025	844,458	(5,119)
3MO EURO EURIBOR Mar27	16	3/15/2027	4,453,906	2,085
FTSE/JSE TOP 40 Jun25	15	6/23/2025	723,763	17,863
3MO EURO EURIBOR Jun27	15	6/15/2027	4,172,130	4,703
LIVE CATTLE FUTR Oct25	14	11/3/2025	1,161,440	7,150	(a)
EURO-BOBL FUTURE Sep25	14	9/9/2025	1,877,634	477
SOYBEAN OIL FUTR Jul25	14	7/15/2025	393,876	(14,576	) (a)
LIVE CATTLE FUTR Aug25	13	9/1/2025	1,088,620	7,999	(a)
EURO STOXX BANK Jun25	12	6/23/2025	137,330	785
3 MONTH SOFR FUT Dec27	12	3/15/2028	2,897,550	(3,813)
GOLD 100 OZ FUTR Aug25	12	8/28/2025	3,978,480	(8,937	) (a)
SA RAND CURR(CME) Jun25	11	6/17/2025	305,938	1,529
CORN FUTURE Sep25	11	9/13/2025	232,788	(5,350	) (a)
SPI 200 JUN25	10	6/20/2025	1,362,626	28,883
MSCI EAFE Jun25	10	6/23/2025	1,302,250	28,135
Euro-OAT Future Sep25	10	9/9/2025	1,416,213	454
CANOLA FUTR (WCE) Jul25	9	7/15/2025	93,257	3,011	(a)
CAN 2YR BOND FUT Sep25	9	9/19/2025	692,837	926
INR/USD Jun25	9	6/27/2025	210,006	288
S&P/TSX 60 IX FUT Jun25	8	6/23/2025	1,827,865	49,034
LEAN HOGS FUTURE AUG25	8	8/15/2025	336,080	10,930	(a)

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND
CONSOLIDATED SCHEDULE OF FUTURES
May 31, 2025 (continued)

				Value and
				Unrealized
	Number of	Expiration	Notional	Appreciation
	Contracts	Date	Value	(Depreciation)
90-DAY BANK BILL Jun26	8	6/11/2026	$5,117,106	$1,707
CANOLA FUTR (WCE) Nov25	8	11/17/2025	80,272	1,621	(a)
Euro-BTP Future Sep25	8	9/9/2025	1,096,549	1,079
HANG SENG IDX FUT Jun25	8	6/30/2025	1,182,798	(697)
BRENT CRUDE FUTR Sep25	8	8/1/2025	496,400	(11,349	) (a)
SUGAR #11 (WORLD) Jul25	8	7/1/2025	152,768	(28,404	) (a)
LME COPPER FUTURE Sep25	7	9/16/2025	1,661,286	59,509	(a)
STOXX EUROPE 600 Jun25	7	6/23/2025	218,194	4,949
AUST 10Y BOND FUT Jun25	7	6/17/2025	514,923	2,721
MSCI SING IX ETS Jun25	7	6/30/2025	222,892	1,196
3MO EURO EURIBOR Sep25	7	9/15/2025	1,950,372	(1,115)
WTI CRUDE FUTURE Aug25	7	7/23/2025	418,530	(4,061	) (a)
CAC40 10 EURO FUT Jun25	7	6/23/2025	615,599	(6,688)
CATTLE FEEDER FUT Aug25	6	8/29/2025	896,475	11,919	(a)
LEAN HOGS FUTURE Jul25	6	7/16/2025	251,820	7,372	(a)
3MO EURO EURIBOR Dec25	6	12/15/2025	1,673,280	730
3 MONTH SOFR FUT Dec26	6	3/16/2027	1,451,400	(1,188)
OMXS30 IND FUTURE Jun25	6	6/20/2025	156,112	(3,105)
FTSE Taiwan Index Jun25	6	6/30/2025	420,480	(7,055)
DAX INDEX FUTURE Jun25	5	6/23/2025	3,412,381	86,172
EURO/JPY FUTURE Jun25	5	6/17/2025	709,494	5,271
3MO EURO EURIBOR Jun28	5	6/20/2028	1,387,020	677
SOYBEAN OIL FUTR Dec25	5	12/15/2025	142,950	(3,666	) (a)
NIKKEI 225 MINI Jun25	4	6/13/2025	105,533	2,495
3MO EURO EURIBOR Dec26	4	12/14/2026	1,114,328	1,187
3MO EURO EURIBOR Sep26	4	9/14/2026	1,115,123	1,080
STOXX 600 BANK Jun25	4	6/23/2025	62,670	994
E-Mini Russ 2000 Jun25	4	6/23/2025	413,660	969
90-DAY BANK BILL Mar26	4	3/12/2026	2,558,490	529
3M CORRA Futures Dec25	4	3/17/2026	711,387	(547)
3M CORRA Futures Mar26	4	6/16/2026	711,351	(790)
3M CORRA Futures Sep25	4	12/16/2025	710,841	(926)
COFFEE ‘C’ SEP25	4	9/19/2025	509,700	(45,977	) (a)
SILVER FUTURE Jul25	3	7/30/2025	495,435	17,578	(a)
NORWEGIAN KRONE Jun25	3	6/17/2025	588,150	2,877
LIVE CATTLE FUTR Feb26	3	3/2/2026	249,690	2,470	(a)
LEAN HOGS FUTURE Oct25	3	10/15/2025	106,710	2,410	(a)
EURO-BUXL 30Y BND Sep25	3	9/9/2025	411,853	2,001
LIVE CATTLE FUTR DEC25	3	1/2/2026	249,810	1,630	(a)
90-DAY BANK BILL Sep26	3	9/11/2026	1,918,821	192
90-DAY BANK BILL DEC26	3	12/11/2026	1,918,633	31
EURO-SCHATZ FUT Sep25	3	9/9/2025	365,855	4
3MO EURO EURIBOR Sep27	3	9/13/2027	833,787	(145)

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND
CONSOLIDATED SCHEDULE OF FUTURES
May 31, 2025 (continued)

				Value and
				Unrealized
	Number of	Expiration	Notional	Appreciation
	Contracts	Date	Value	(Depreciation)
3M CORRA Futures Jun26	3	9/15/2026	$533,376	$(842)
JPN YEN CURR FUT Jun25	3	6/17/2025	261,056	(2,097)
ICE 3MTH SONIA FU Mar26	3	6/16/2026	972,868	(2,148)
ICE 3MTH SONIA FU Jun26	3	9/15/2026	973,373	(2,350)
Low Su Gasoil G Aug25	3	8/13/2025	176,475	(5,353	) (a)
SOYBEAN FUTURE Nov25	3	11/15/2025	154,013	(6,937	) (a)
GASOLINE RBOB FUT Aug25	3	8/1/2025	250,463	(8,881	) (a)
SWEDISH KRONA FUT Jun25	2	6/17/2025	417,800	20,964
FTSE/MIB IDX FUT Jun25	2	6/23/2025	455,677	17,067
NASDAQ 100 E-MINI Jun25	2	6/23/2025	855,070	8,470
STOXX 600 UTIL Jun25	2	6/23/2025	50,397	2,813
MINI TPX IDX FUT Jun25	2	6/13/2025	38,887	1,043
CAN 5YR BOND FUT Sep25	2	9/19/2025	166,393	796
90-DAY BANK BILL Mar27	2	3/12/2027	1,278,870	157
MINI HSI IDX FUT Jun25	2	6/30/2025	59,140	(5)
BRAZIL REAL FUT JUL25	2	7/1/2025	34,790	(7)
SX5E Dividend Fut Dec26	2	12/21/2026	35,309	(34)
MINI H-SHR IDX FU Jun25	2	6/30/2025	21,385	(96)
RAPESEED EURO Aug25	2	8/1/2025	53,871	(768	) (a)
3M CORRA Futures Sep26	2	12/16/2026	355,439	(787)
ICE 3MTH SONIA FU Sep26	2	12/15/2026	649,084	(1,847)
PLATINUM FUTURE Jul25	2	7/30/2025	105,490	(2,275	) (a)
CHF CURRENCY FUT Jun25	2	6/17/2025	304,575	(5,696)
NY HARB ULSD FUT AUG25	2	8/1/2025	167,756	(6,679	) (a)
JPN 10Y BOND(OSE) JUN25	2	6/16/2025	1,933,430	(6,805)
COFFEE ‘C’ FUTURE Dec25	2	12/19/2025	251,738	(20,288	) (a)
COCOA FUTURE Jul25	1	7/17/2025	97,910	17,331	(a)
TOPIX INDX FUTR Jun25	1	6/13/2025	194,434	12,124
NIKKEI 225 (OSE) Jun25	1	6/13/2025	263,833	8,412
XAF Financial Jun25	1	6/23/2025	156,900	4,238
COCOA FUTURE - IC Dec25	1	12/12/2025	81,178	3,770	(a)
S&P MID 400 EMINI Jun25	1	6/23/2025	300,410	3,485
CATTLE FEEDER FUT Sep25	1	9/26/2025	148,850	2,000	(a)
C$ CURRENCY FUT Jun25	1	6/18/2025	72,955	244
SOYBEAN MEAL FUTR DEC25	1	12/15/2025	30,870	220	(a)
3 MONTH SOFR FUT Jun27	1	9/14/2027	241,775	175
3 MONTH SOFR FUT Sep27	1	12/15/2027	241,625	150
ROUGH RICE (CBOT) Jul25	1	7/15/2025	26,990	110	(a)
USD/CNH PH FUT Jun25	1	6/17/2025	99,971	48
STOXX 600 INSU Jun25	1	6/23/2025	27,350	(1)
ICE 3MTH SONIA FU Dec27	1	3/15/2028	324,155	(34)
HSTECH Futures Jun25	1	6/30/2025	32,987	(51)
MILK FUTURE JUL25	1	7/30/2025	39,080	(160	) (a)

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND
CONSOLIDATED SCHEDULE OF FUTURES
May 31, 2025 (continued)

				Value and
				Unrealized
	Number of	Expiration	Notional	Appreciation
	Contracts	Date	Value	(Depreciation)
3M CORRA FUTURES DEC26	1	3/17/2027	$177,656	$(168)
COPPER FUTURE SEP25	1	9/29/2025	118,238	(175	) (a)
WTI CRUDE FUTURE Aug25	1	7/22/2025	59,790	(210	) (a)
STOXX EURO ESG-X Jun25	1	6/23/2025	22,922	(226)
LME ALUMINUM FORWARD	1	8/20/2025	61,040	(272	) (a)
3 MONTH SOFR FUT Mar27	1	6/15/2027	241,888	(338)
LME ALUMINUM FORWARD	1	9/2/2025	61,100	(575	) (a)
ICE 3MTH SONIA FU Mar27	1	6/15/2027	324,475	(825)
SOYBEAN OIL FUTR JAN26	1	1/15/2026	28,650	(924	) (a)
ICE 3MTH SONIA FU Jun27	1	9/14/2027	324,373	(941)
MSCI China A 50 F Jun25	1	6/23/2025	52,115	(1,575)
Low Su Gasoil G Oct25	1	10/13/2025	59,075	(1,650	) (a)
YEN DENOM NIKKEI Jun25	1	6/13/2025	131,030	(2,472)
GASOLINE RBOB FUT Sep25	1	9/1/2025	81,913	(2,709	) (a)
COPPER FUTURE Jul25	1	7/30/2025	116,938	(2,788	) (a)
COCOA FUTURE Sep25	1	9/16/2025	92,200	(3,740	) (a)
LME TIN FORWARD SPOT	1	8/25/2025	151,990	(9,785	) (a)
NATURAL GAS FUTR Oct25	1	9/29/2025	36,080	(9,910	) (a)
ECX EMISSION Dec25	1	12/16/2025	79,939	(12,340	) (a)
COCOA FUTURE - IC Jul25	1	7/17/2025	88,130	(14,626	) (a)
				$697,231
SHORT CONTRACTS
COFFEE ‘C’ FUTURE Jul25	(1)	7/21/2025	(128,419)	10,875	(a)
PALLADIUM FUTURE SEP25	(1)	9/29/2025	(96,860)	3,700	(a)
NY Harb ULSD Fut Dec25	(1)	12/1/2025	(84,622)	3,108	(a)
GASOLINE RBOB FUT Oct25	(1)	10/1/2025	(75,571)	2,633	(a)
LME NICKEL FORWARD	(1)	8/28/2025	(91,393)	2,196	(a)
WTI CRUDE FUTURE JUL25	(1)	6/20/2025	(60,790)	1,870	(a)
WTI CRUDE FUTURE Dec25	(1)	11/21/2025	(58,120)	1,780	(a)
WTI CRUDE FUTURE Oct25	(1)	9/23/2025	(58,460)	1,250	(a)
BRENT CRUDE FUTR OCT25	(1)	9/2/2025	(61,570)	1,120	(a)
E-MINI CRUDE OIL JUL25	(1)	6/20/2025	(30,395)	993	(a)
XAK Technology Jun25	(1)	6/23/2025	(233,070)	960
LME LEAD FORWARD	(1)	8/28/2025	(48,931)	794	(a)
LME ALUMINUM FORWARD	(1)	8/28/2025	(61,088)	456	(a)
FTSE KLCI FUTURE Jun25	(1)	7/1/2025	(17,567)	335
SUGAR #11 (WORLD) May26	(1)	5/1/2026	(19,264)	291	(a)
MAIZE FUT Aug25	(1)	8/6/2025	(10,999)	131	(a)
ICE 3MTH SONIA FU Sep25	(1)	12/16/2025	(323,312)	34
LME ALUMINUM FORWARD	(1)	8/4/2025	(60,959)	(59	) (a)
CRUDE PALM OIL FU Oct25	(1)	10/16/2025	(22,722)	(126	) (a)
KC HRW WHEAT FUT Sep25	(1)	9/15/2025	(27,350)	(400	) (a)
NATURAL GAS FUTR Jul25	(1)	6/27/2025	(34,470)	(1,078	) (a)

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND
CONSOLIDATED SCHEDULE OF FUTURES
May 31, 2025 (continued)

				Value and
				Unrealized
	Number of	Expiration	Notional	Appreciation
	Contracts	Date	Value	(Depreciation)
OAT FUTURE Jul25	(1)	7/15/2025	$(18,938)	$(1,488	) (a)
DJIA MINI e-CBOT Jun25	(1)	6/23/2025	(211,470)	(14,840)
LONG GILT FUTURE Sep25	(1)	9/29/2025	(123,255)	(17,945)
COFF ROBUSTA 10tn Sep25	(2)	9/25/2025	(89,260)	10,870	(a)
US LONG BOND(CBT) SEP25	(2)	9/22/2025	(225,563)	5,086
BRENT CRUDE FUTR Dec25	(2)	11/1/2025	(122,820)	3,610	(a)
WHITE SUGAR (ICE) Oct25	(2)	9/16/2025	(47,300)	1,795	(a)
WHITE SUGAR (ICE) Aug25	(2)	7/17/2025	(47,610)	1,720	(a)
SUGAR #11 (WORLD) Mar26	(2)	3/2/2026	(39,626)	1,165	(a)
SGX Iron Ore 62% Jul25	(2)	8/1/2025	(19,128)	707	(a)
CRUDE PALM OIL FU Sep25	(2)	9/16/2025	(45,444)	262	(a)
ICE 3MTH SONIA FU Dec26	(2)	3/16/2027	(649,084)	(1,701)
US ULTRA BOND CBT SEP25	(2)	9/22/2025	(232,125)	(6,383)
NIKKEI 225 (SGX) Jun25	(2)	6/13/2025	(263,798)	(16,150)
NY Harb ULSD Fut Jul25	(3)	7/1/2025	(252,680)	8,210	(a)
GASOLINE RBOB FUT Jul25	(3)	7/1/2025	(253,903)	1,008	(a)
MILL WHEAT EURO Mar26	(3)	3/11/2026	(37,466)	866	(a)
1 MONTH SOFR FUT OCT25	(3)	11/3/2025	(1,198,471)	—
NATURAL GAS FUTR AUG25	(3)	7/30/2025	(105,690)	(894	) (a)
JPN YEN CURR FUT Jun25	(3)	6/17/2025	(261,056)	(4,476)
WTI CRUDE JUL25	(4)	6/21/2025	(243,160)	9,661	(a)
SOYBEAN FUTURE Jan26	(4)	1/15/2026	(208,150)	263	(a)
3 MONTH SOFR FUT Sep25	(4)	12/16/2025	(959,200)	63
CORN FUTURE Jul25	(4)	7/16/2025	(88,800)	(13	) (a)
CRUDE PALM OIL FU AUG25	(4)	8/18/2025	(91,076)	(609	) (a)
US 10yr Ultra Fut Sep25	(4)	9/22/2025	(450,188)	(1,211)
EURO-BOBL FUTURE Jun25	(4)	6/9/2025	(541,054)	(4,170)
EURO-BUND FUTURE Jun25	(4)	6/9/2025	(595,867)	(6,676)
UK NATURAL GAS FUTAUG25	(5)	7/31/2025	(169,243)	11,697	(a)
RED WHEAT FUT MGE Jul25	(5)	7/15/2025	(156,375)	(4,163	) (a)
NEW ZEALAND $ FUT Jun25	(5)	6/17/2025	(298,850)	(12,774)
Euro-OAT Future Jun25	(5)	6/9/2025	(713,840)	(16,676)
LME NICKEL FUTURE Sep25	(6)	9/16/2025	(549,957)	17,828	(a)
LME PRI ALUM FUTR Sep25	(6)	9/16/2025	(367,016)	8,113	(a)
DOLLAR INDEX Jun25	(6)	6/17/2025	(595,554)	2,261
COTTON NO.2 FUTR JUL25	(7)	7/10/2025	(227,710)	5,288	(a)
SOYBEAN FUTURE Jul25	(7)	7/15/2025	(364,613)	3,800	(a)
LME ZINC FUTURE Sep25	(8)	9/16/2025	(524,888)	17,298	(a)
MILL WHEAT EURO Dec25	(8)	12/11/2025	(96,390)	4,439	(a)
WHEAT FUTURE(CBT) Sep25	(8)	9/15/2025	(219,300)	1,898	(a)
EURO-BUXL 30Y BND Jun25	(8)	6/9/2025	(1,104,269)	1,002
ICE 3MTH SONIA FU Dec25	(8)	3/17/2026	(2,591,754)	(3,517)
AUDUSD Crncy Fut Jun25	(8)	6/17/2025	(515,480)	(5,715)

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND
CONSOLIDATED SCHEDULE OF FUTURES
May 31, 2025 (continued)

				Value and
				Unrealized
	Number of	Expiration	Notional	Appreciation
	Contracts	Date	Value	(Depreciation)
LME LEAD FUTURE Sep25	(9)	9/16/2025	$(441,869)	$8,581	(a)
WTI CRUDE FUTURE Sep25	(10)	8/21/2025	(590,000)	9,680	(a)
KC HRW WHEAT FUT Jul25	(12)	7/15/2025	(319,950)	3,512	(a)
WHEAT FUTURE(CBT) Jul25	(12)	7/15/2025	(320,400)	(4,275	) (a)
Low Su Gasoil G Jul25	(13)	7/11/2025	(767,975)	32,386	(a)
BRENT CRUDE FUTR Aug25	(13)	7/1/2025	(816,140)	10,997	(a)
US 2YR NOTE (CBT) SEP25	(18)	10/1/2025	(3,733,875)	(3,117)
3 MONTH SOFR FUT Mar26	(19)	6/16/2026	(4,580,188)	(2,125)
SOYBEAN MEAL FUTR Jul25	(20)	7/15/2025	(592,600)	(2,051	) (a)
COTTON NO.2 FUTR Dec25	(22)	12/9/2025	(745,250)	10,935	(a)
10YR MINI JGB FUT Jun25	(24)	6/13/2025	(2,322,118)	815
SET50 FUTURES Jun25	(25)	6/30/2025	(112,558)	2,980
WHEAT FUTURE(CBT) Dec25	(29)	12/15/2025	(827,950)	(5,225	) (a)
MILL WHEAT EURO Sep25	(31)	9/11/2025	(353,273)	17,824	(a)
SUGAR #11 (WORLD) Oct25	(31)	10/1/2025	(598,226)	(3,340	) (a)
CORN FUTURE Dec25	(44)	12/15/2025	(964,700)	592	(a)
3 MONTH SOFR FUT Dec25	(82)	3/17/2026	(19,719,975)	(4,779)
				$103,762

(a)	Holding of the Efficient Enhanced Multi-Asset (Cayman) Fund, Ltd.

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND
CONSOLIDATED SCHEDULE OF FORWARD
FOREIGN CURRENCY CONTRACTS
May 31, 2025

				Trading			Market Value
	Contract			Currency	Currency		and Unrealized
	Trading	Currency	Currency	Amount (Sold)/	Amount (Sold)/	Settlement	Appreciation/
Counterparty	Currency	Purchased	Sold	Purchased	Purchased	Date	(Depreciation)
Citgroup Global Markets Inc	BRL	BRL	USD	1,048,488	(182,914)	6/18/2025	$4,797
Citgroup Global Markets Inc	BRL	BRL	USD	194,500	(33,931)	9/17/2025	(119)
Citgroup Global Markets Inc	BRL	USD	BRL	(562,500)	98,133	6/18/2025	(2,753)
Citgroup Global Markets Inc	CLP	CLP	USD	33,333,331	(35,263)	6/18/2025	28
Citgroup Global Markets Inc	CLP	CLP	USD	16,666,665	(17,630)	9/17/2025	(95)
Citgroup Global Markets Inc	CLP	USD	CLP	(16,666,665)	17,630	6/18/2025	94
Citgroup Global Markets Inc	CNH	CNH	USD	1,434,000	(199,283)	6/18/2025	720
Citgroup Global Markets Inc	CNH	CNH	USD	658,000	(91,443)	9/17/2025	25
Citgroup Global Markets Inc	CNH	USD	CNH	(1,239,500)	172,253	6/18/2025	(1,388)
Citgroup Global Markets Inc	EUR	EUR	USD	746,750	(847,751)	6/18/2025	9,284
Citgroup Global Markets Inc	EUR	USD	EUR	(1,209,500)	1,373,092	6/18/2025	(89,101)
Citgroup Global Markets Inc	EUR	USD	EUR	(471,750)	535,558	9/17/2025	(1,098)
Citgroup Global Markets Inc	GBP	GBP	USD	394,937	(532,590)	6/18/2025	15,767
Citgroup Global Markets Inc	GBP	USD	GBP	(147,562)	198,994	9/17/2025	172
Citgroup Global Markets Inc	GBP	USD	GBP	(542,500)	731,584	6/18/2025	(40,700)
Citgroup Global Markets Inc	HUF	HUF	USD	25,000,000	(70,251)	6/18/2025	5,121
Citgroup Global Markets Inc	HUF	HUF	USD	7,500,000	(21,074)	9/17/2025	88
Citgroup Global Markets Inc	HUF	USD	HUF	(17,500,000)	49,174	6/18/2025	(1,390)
Citgroup Global Markets Inc	INR	INR	USD	15,128,217	(176,784)	6/18/2025	4,280
Citgroup Global Markets Inc	INR	INR	USD	9,455,135	(110,488)	9/17/2025	128
Citgroup Global Markets Inc	INR	USD	INR	(9,455,135)	110,488	6/18/2025	(130)
Citgroup Global Markets Inc	KRW	KRW	USD	150,000,000	(108,719)	6/18/2025	3,236

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND
CONSOLIDATED SCHEDULE OF FORWARD
FOREIGN CURRENCY CONTRACTS
May 31, 2025 (continued)

				Trading			Market Value
	Contract			Currency	Currency		and Unrealized
	Trading	Currency	Currency	Amount (Sold)/	Amount (Sold)/	Settlement	Appreciation/
Counterparty	Currency	Purchased	Sold	Purchased	Purchased	Date	(Depreciation)
Citgroup Global Markets Inc	KRW	KRW	USD	50,000,000	(36,240)	9/17/2025	$(147)
Citgroup Global Markets Inc	KRW	USD	KRW	(100,000,000)	72,480	6/18/2025	(1,523)
Citgroup Global Markets Inc	MXN	MXN	USD	4,000,000	(206,123)	6/18/2025	11,014
Citgroup Global Markets Inc	MXN	MXN	USD	2,375,000	(122,385)	9/17/2025	(406)
Citgroup Global Markets Inc	MXN	USD	MXN	(3,375,000)	173,915	6/18/2025	(4,788)
Citgroup Global Markets Inc	PLN	PLN	USD	292,000	(77,979)	6/18/2025	3,907
Citgroup Global Markets Inc	PLN	PLN	USD	71,500	(19,094)	9/17/2025	48
Citgroup Global Markets Inc	PLN	USD	PLN	(224,500)	59,956	6/18/2025	(1,109)
Citgroup Global Markets Inc	ZAR	USD	ZAR	(2,400,000)	132,910	6/18/2025	(2,758)
Citgroup Global Markets Inc	ZAR	ZAR	USD	3,000,000	(166,136)	6/18/2025	5,053
Citgroup Global Markets Inc	ZAR	ZAR	USD	1,400,000	(77,531)	9/17/2025	(175)
Deutsche Bank AG	AUD	CAD	AUD	(1,800,000)	1,592,729	7/11/2025	300
Deutsche Bank AG	AUD	EUR	AUD	(657,802)	372,894	7/11/2025	3,196
Deutsche Bank AG	AUD	GBP	AUD	(522,307)	249,254	7/11/2025	633
Deutsche Bank AG	AUD	JPY	AUD	(200,000)	18,572,219	7/11/2025	1,075
Deutsche Bank AG	AUD	NZD	AUD	(2,200,000)	2,371,341	7/11/2025	2,621
Deutsche Bank AG	AUD	USD	AUD	(800,000)	514,840	7/11/2025	(280)
Deutsche Bank AG	CAD	CAD	AUD	1,600,076	(1,808,303)	7/11/2025	7,018
Deutsche Bank AG	CAD	EUR	CAD	(1,364,453)	874,135	7/11/2025	1,176
Deutsche Bank AG	CAD	JPY	CAD	(400,000)	41,978,254	7/11/2025	577
Deutsche Bank AG	CAD	USD	CAD	(700,000)	509,109	7/11/2025	(3,538)
Deutsche Bank AG	CHF	CHF	EUR	583,487	(625,611)	7/11/2025	3,375
Deutsche Bank AG	CHF	CHF	USD	125,000	(152,151)	7/11/2025	703
Deutsche Bank AG	CLP	CLP	USD	94,118,830	(99,569)	6/16/2025	(427)
Deutsche Bank AG	CLP	USD	CLP	(94,378,610)	99,844	6/16/2025	153
Deutsche Bank AG	CNH	CNH	USD	1,435,530	(199,497)	7/11/2025	271
Deutsche Bank AG	COP	COP	USD	418,020,816	(100,413)	6/24/2025	396
Deutsche Bank AG	COP	COP	USD	416,457,316	(100,038)	6/6/2025	229
Deutsche Bank AG	COP	USD	COP	(417,197,000)	100,216	6/24/2025	(198)
Deutsche Bank AG	COP	USD	COP	(424,391,000)	101,944	6/6/2025	(2,139)
Deutsche Bank AG	EUR	CHF	EUR	(625,000)	582,918	7/11/2025	(2,124)
Deutsche Bank AG	EUR	EUR	USD	625,000	(709,534)	7/11/2025	4,724
Deutsche Bank AG	EUR	EUR	NOK	500,000	(5,799,531)	7/11/2025	3,023
Deutsche Bank AG	EUR	EUR	JPY	100,000	(16,381,150)	7/11/2025	(153)

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND
CONSOLIDATED SCHEDULE OF FORWARD
FOREIGN CURRENCY CONTRACTS
May 31, 2025 (continued)

				Trading			Market Value
	Contract			Currency	Currency		and Unrealized
	Trading	Currency	Currency	Amount (Sold)/	Amount (Sold)/	Settlement	Appreciation/
Counterparty	Currency	Purchased	Sold	Purchased	Purchased	Date	(Depreciation)
Deutsche Bank AG	EUR	EUR	AUD	375,000	(661,518)	7/11/2025	$(575)
Deutsche Bank AG	EUR	EUR	CAD	875,000	(1,365,803)	7/11/2025	(1,341)
Deutsche Bank AG	EUR	GBP	EUR	(800,000)	673,469	7/11/2025	(3,929)
Deutsche Bank AG	EUR	PLN	EUR	(100,000)	425,102	7/11/2025	106
Deutsche Bank AG	EUR	SEK	EUR	(500,000)	5,452,030	7/11/2025	(2,933)
Deutsche Bank AG	GBP	GBP	USD	875,000	(1,179,977)	7/11/2025	877
Deutsche Bank AG	GBP	GBP	AUD	250,000	(523,869)	7/11/2025	(555)
Deutsche Bank AG	GBP	GBP	JPY	250,000	(48,647,072)	7/11/2025	(555)
Deutsche Bank AG	GBP	GBP	EUR	671,662	(797,853)	7/11/2025	(1,492)
Deutsche Bank AG	HUF	HUF	USD	143,611,584	(403,552)	7/11/2025	2,972
Deutsche Bank AG	ILS	ILS	USD	350,151	(99,499)	7/11/2025	(302)
Deutsche Bank AG	INR	INR	USD	8,581,585	(100,281)	6/20/2025	222
Deutsche Bank AG	INR	INR	USD	8,576,845	(100,226)	6/23/2025	151
Deutsche Bank AG	INR	INR	USD	17,080,985	(199,602)	6/30/2025	(616)
Deutsche Bank AG	INR	INR	USD	16,916,257	(197,677)	6/9/2025	(2,332)
Deutsche Bank AG	INR	INR	USD	17,061,371	(199,373)	6/13/2025	(676)
Deutsche Bank AG	INR	USD	INR	(17,042,080)	199,148	6/9/2025	861
Deutsche Bank AG	INR	USD	INR	(17,046,040)	199,194	6/13/2025	855
Deutsche Bank AG	INR	USD	INR	(85,535,250)	999,536	6/16/2025	859
Deutsche Bank AG	INR	USD	INR	(8,573,650)	100,189	6/20/2025	(129)
Deutsche Bank AG	JPY	EUR	JPY	(16,366,152)	99,908	7/11/2025	(275)
Deutsche Bank AG	JPY	GBP	JPY	(48,731,288)	250,433	7/11/2025	(2,723)
Deutsche Bank AG	JPY	JPY	USD	62,500,000	(433,140)	7/11/2025	4,503
Deutsche Bank AG	JPY	JPY	NZD	86,454,130	(1,003,514)	7/11/2025	950
Deutsche Bank AG	JPY	JPY	CAD	41,979,536	(400,012)	7/11/2025	461
Deutsche Bank AG	JPY	JPY	AUD	18,659,242	(200,937)	7/11/2025	205
Deutsche Bank AG	JPY	NZD	JPY	(17,167,032)	199,266	6/4/2025	128
Deutsche Bank AG	JPY	USD	JPY	(12,500,000)	86,628	7/11/2025	(123)
Deutsche Bank AG	KRW	KRW	USD	279,065,928	(202,266)	6/9/2025	2,180
Deutsche Bank AG	KRW	KRW	USD	139,302,000	(100,965)	6/20/2025	975
Deutsche Bank AG	KRW	KRW	USD	412,189,090	(298,753)	6/16/2025	(1,275)
Deutsche Bank AG	KRW	USD	KRW	(411,742,800)	298,429	7/2/2025	1,374
Deutsche Bank AG	KRW	USD	KRW	(419,868,952)	304,319	6/16/2025	(4,291)
Deutsche Bank AG	KRW	USD	KRW	(279,711,098)	202,733	6/9/2025	(2,648)
Deutsche Bank AG	MXN	USD	MXN	(5,000,000)	257,652	7/11/2025	691
Deutsche Bank AG	NOK	EUR	NOK	(5,774,473)	497,840	7/11/2025	340
Deutsche Bank AG	NOK	NOK	USD	4,070,387	(398,388)	7/11/2025	(1,226)
Deutsche Bank AG	NOK	SEK	NOK	(6,500,000)	6,110,527	7/11/2025	511
Deutsche Bank AG	NZD	JPY	NZD	(1,000,000)	86,151,412	7/11/2025	4,476
Deutsche Bank AG	NZD	NZD	AUD	2,374,011	(2,202,476)	7/11/2025	(1,485)
Deutsche Bank AG	NZD	USD	NZD	(600,000)	358,230	7/11/2025	(467)
Deutsche Bank AG	PLN	PLN	USD	3,763,356	(1,005,022)	7/11/2025	4,653
Deutsche Bank AG	PLN	PLN	EUR	425,473	(100,087)	7/11/2025	(340)
Deutsche Bank AG	SEK	SEK	NOK	6,132,809	(6,523,702)	7/11/2025	3,989
Deutsche Bank AG	SEK	SEK	EUR	5,448,040	(499,634)	7/11/2025	3,544

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND
CONSOLIDATED SCHEDULE OF FORWARD
FOREIGN CURRENCY CONTRACTS
May 31, 2025 (continued)

				Trading			Market Value
	Contract			Currency	Currency		and Unrealized
	Trading	Currency	Currency	Amount (Sold)/	Amount (Sold)/	Settlement	Appreciation/
Counterparty	Currency	Purchased	Sold	Purchased	Purchased	Date	(Depreciation)
Deutsche Bank AG	SEK	SEK	USD	6,720,500	(699,691)	7/11/2025	$2,758
Deutsche Bank AG	SGD	SGD	USD	1,032,386	(800,547)	7/11/2025	2,419
Deutsche Bank AG	TRY	USD	TRY	(16,318,520)	415,846	7/11/2025	669
Deutsche Bank AG	TWD	TWD	USD	6,220,810	(207,579)	6/6/2025	8,033
Deutsche Bank AG	TWD	TWD	USD	2,972,037	(99,172)	6/27/2025	(26)
Deutsche Bank AG	TWD	USD	TWD	(6,016,034)	200,745	6/6/2025	(1,186)
Deutsche Bank AG	ZAR	ZAR	USD	1,798,089	(99,576)	7/11/2025	(296)
JP Morgan Securities LLC	BRL	BRL	USD	1,048,488	(182,914)	6/18/2025	4,793
JP Morgan Securities LLC	BRL	BRL	USD	194,500	(33,931)	9/17/2025	(120)
JP Morgan Securities LLC	BRL	USD	BRL	(562,500)	98,133	6/18/2025	(2,753)
JP Morgan Securities LLC	CLP	CLP	USD	33,333,331	(35,263)	6/18/2025	29
JP Morgan Securities LLC	CLP	CLP	USD	16,666,665	(17,630)	9/17/2025	(94)
JP Morgan Securities LLC	CLP	USD	CLP	(16,666,665)	17,630	6/18/2025	94
JP Morgan Securities LLC	CNH	CNH	USD	1,434,000	(199,283)	6/18/2025	723
JP Morgan Securities LLC	CNH	CNH	USD	658,000	(91,443)	9/17/2025	27
JP Morgan Securities LLC	CNH	USD	CNH	(1,239,500)	172,253	6/18/2025	(1,387)
JP Morgan Securities LLC	EUR	EUR	USD	746,750	(847,750)	6/18/2025	9,286
JP Morgan Securities LLC	EUR	USD	EUR	(1,209,500)	1,373,092	6/18/2025	(89,093)
JP Morgan Securities LLC	EUR	USD	EUR	(471,750)	535,557	9/17/2025	(1,097)
JP Morgan Securities LLC	GBP	GBP	USD	394,937	(532,590)	6/18/2025	15,770
JP Morgan Securities LLC	GBP	USD	GBP	(147,562)	198,994	9/17/2025	173
JP Morgan Securities LLC	GBP	USD	GBP	(542,500)	731,584	6/18/2025	(40,699)
JP Morgan Securities LLC	HUF	HUF	USD	25,000,000	(70,251)	6/18/2025	5,121
JP Morgan Securities LLC	HUF	HUF	USD	7,500,000	(21,074)	9/17/2025	88
JP Morgan Securities LLC	HUF	USD	HUF	(17,500,000)	49,174	6/18/2025	(1,391)

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND
CONSOLIDATED SCHEDULE OF FORWARD
FOREIGN CURRENCY CONTRACTS
May 31, 2025 (continued)

				Trading			Market Value
	Contract			Currency	Currency		and Unrealized
	Trading	Currency	Currency	Amount (Sold)/	Amount (Sold)/	Settlement	Appreciation/
Counterparty	Currency	Purchased	Sold	Purchased	Purchased	Date	(Depreciation)
JP Morgan Securities LLC	INR	INR	USD	15,128,217	(176,784)	6/18/2025	$4,280
JP Morgan Securities LLC	INR	INR	USD	9,455,135	(110,488)	9/17/2025	128
JP Morgan Securities LLC	INR	USD	INR	(9,455,135)	110,488	6/18/2025	(130)
JP Morgan Securities LLC	KRW	KRW	USD	150,000,000	(108,719)	6/18/2025	3,237
JP Morgan Securities LLC	KRW	KRW	USD	50,000,000	(36,240)	9/17/2025	(147)
JP Morgan Securities LLC	KRW	USD	KRW	(100,000,000)	72,480	6/18/2025	(1,532)
JP Morgan Securities LLC	MXN	MXN	USD	4,000,000	(206,123)	6/18/2025	11,017
JP Morgan Securities LLC	MXN	MXN	USD	2,375,000	(122,385)	9/17/2025	(406)
JP Morgan Securities LLC	MXN	USD	MXN	(3,375,000)	173,915	6/18/2025	(4,784)
JP Morgan Securities LLC	PLN	PLN	USD	292,000	(77,979)	6/18/2025	3,905
JP Morgan Securities LLC	PLN	PLN	USD	71,500	(19,094)	9/17/2025	48
JP Morgan Securities LLC	PLN	USD	PLN	(224,500)	59,956	6/18/2025	(1,109)
JP Morgan Securities LLC	ZAR	USD	ZAR	(2,400,000)	132,910	6/18/2025	(2,760)
JP Morgan Securities LLC	ZAR	ZAR	USD	3,000,000	(166,136)	6/18/2025	5,055
JP Morgan Securities LLC	ZAR	ZAR	USD	1,400,000	(77,531)	9/17/2025	(175)
Societe Generale SA	AUD	AUD	USD	100,000	(64,356)	6/18/2025	(26)
Societe Generale SA	AUD	USD	AUD	(100,000)	64,356	6/18/2025	(67)
Societe Generale SA	BRL	BRL	USD	3,705,966	(646,537)	6/3/2025	(2,203)
Societe Generale SA	BRL	BRL	USD	4,584,277	(799,761)	7/2/2025	(4,071)
Societe Generale SA	BRL	USD	BRL	(3,705,966)	646,534	6/3/2025	2,486
Societe Generale SA	CAD	CAD	USD	275,092	(200,074)	6/18/2025	579
Societe Generale SA	CAD	USD	CAD	(275,599)	200,443	6/18/2025	(948)
Societe Generale SA	CHF	CHF	USD	540,545	(657,956)	6/18/2025	8,231
Societe Generale SA	CHF	CHF	EUR	234,039	(250,935)	6/18/2025	887
Societe Generale SA	CHF	EUR	CHF	(93,676)	100,440	6/18/2025	(428)
Societe Generale SA	CHF	USD	CHF	(167,435)	203,804	6/18/2025	(3,888)
Societe Generale SA	CLP	CLP	USD	327,916,886	(346,906)	6/18/2025	(3,081)
Societe Generale SA	CLP	USD	CLP	(241,135,853)	255,099	6/18/2025	(5,108)
Societe Generale SA	CNH	CNH	USD	1,795,788	(249,562)	6/18/2025	(91)

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND
CONSOLIDATED SCHEDULE OF FORWARD
FOREIGN CURRENCY CONTRACTS
May 31, 2025 (continued)

				Trading			Market Value
	Contract			Currency	Currency		and Unrealized
	Trading	Currency	Currency	Amount (Sold)/	Amount (Sold)/	Settlement	Appreciation/
Counterparty	Currency	Purchased	Sold	Purchased	Purchased	Date	(Depreciation)
Societe Generale SA	CNH	USD	CNH	(2,516,648)	349,741	6/18/2025	$(228)
Societe Generale SA	COP	COP	USD	2,932,100,963	(704,325)	6/18/2025	4,687
Societe Generale SA	COP	USD	COP	(1,732,936,215)	416,272	6/18/2025	(16,486)
Societe Generale SA	CZK	CZK	EUR	6,251,044	(250,446)	6/18/2025	892
Societe Generale SA	EUR	EUR	JPY	250,000	(40,952,876)	6/18/2025	(771)
Societe Generale SA	EUR	EUR	USD	450,000	(510,864)	6/18/2025	(165)
Societe Generale SA	EUR	GBP	EUR	(1,200,000)	1,010,208	6/18/2025	(421)
Societe Generale SA	EUR	HUF	EUR	(350,000)	141,400,541	6/18/2025	2,020
Societe Generale SA	EUR	JPY	EUR	(150,000)	24,571,727	6/18/2025	(617)
Societe Generale SA	EUR	NOK	EUR	(850,000)	9,859,207	6/18/2025	(8,514)
Societe Generale SA	EUR	PLN	EUR	(600,000)	2,550,607	6/18/2025	(287)
Societe Generale SA	EUR	SEK	EUR	(1,300,000)	14,175,276	6/18/2025	(8,753)
Societe Generale SA	GBP	EUR	GBP	(42,105)	50,016	6/18/2025	87
Societe Generale SA	GBP	GBP	USD	1,100,000	(1,483,399)	6/18/2025	(3,080)
Societe Generale SA	IDR	IDR	USD	5,747,625,756	(352,833)	6/18/2025	1,779
Societe Generale SA	IDR	USD	IDR	(5,762,329,256)	353,733	6/18/2025	(2,678)
Societe Generale SA	ILS	ILS	USD	1,058,896	(300,895)	6/18/2025	1,394
Societe Generale SA	INR	INR	USD	60,338,111	(705,091)	6/18/2025	4,742
Societe Generale SA	INR	USD	INR	(52,405,683)	612,396	6/18/2025	(12,091)
Societe Generale SA	JPY	JPY	USD	130,562,047	(904,828)	6/18/2025	8,983
Societe Generale SA	JPY	USD	JPY	(36,624,560)	253,816	6/18/2025	(4,983)
Societe Generale SA	KRW	KRW	USD	917,495,160	(664,999)	6/18/2025	14,998
Societe Generale SA	KRW	USD	KRW	(948,524,890)	687,486	6/18/2025	(37,489)
Societe Generale SA	MXN	MXN	USD	8,759,129	(451,362)	6/18/2025	686
Societe Generale SA	NZD	NZD	USD	200,000	(119,409)	6/18/2025	217
Societe Generale SA	NZD	USD	NZD	(150,000)	89,558	6/18/2025	(973)
Societe Generale SA	PEN	PEN	USD	730,253	(201,083)	6/18/2025	1,705
Societe Generale SA	PEN	USD	PEN	(188,585)	51,929	6/18/2025	(2,089)
Societe Generale SA	PHP	PHP	USD	8,602,730	(154,185)	6/18/2025	4,108
Societe Generale SA	PLN	EUR	PLN	(639,756)	150,494	6/18/2025	(413)
Societe Generale SA	SEK	EUR	SEK	(543,960)	49,886	6/18/2025	20
Societe Generale SA	SGD	SGD	USD	908,850	(704,754)	6/18/2025	5,379
Societe Generale SA	SGD	USD	SGD	(129,965)	100,779	6/18/2025	(868)
Societe Generale SA	THB	THB	USD	11,664,185	(355,317)	6/18/2025	5,590
Societe Generale SA	THB	USD	THB	(3,370,636)	102,677	6/18/2025	(2,756)
Societe Generale SA	TWD	TWD	USD	14,221,646	(474,553)	6/18/2025	27,192
Societe Generale SA	TWD	USD	TWD	(13,046,860)	435,352	6/18/2025	(37,772)
Societe Generale SA	ZAR	ZAR	USD	3,614,234	(200,151)	6/18/2025	756
							$(193,171)

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND
CONSOLIDATED SCHEDULE OF SWAP CONTRACTS
May 31, 2025

Credit Default Swap Agreements - Protection Sold

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)	Payment Frequency	Notional Amount (a),(b)	Value
CDX.EM SERIES 43	Citibank NA	12/20/2029	(1.00%)	Quarterly	200,000	$(5,991)
CDX.EM SERIES 43	JP Morgan Securities LLC	12/20/2029	(1.00%)	Quarterly	200,000	(5,991)
						(11,982)

Underlying Instrument	Counterparty	Upfront payments/ (receipts)	Unrealized appreciation/ (depreciation)
CDX.EM SERIES 43	Citibank NA	$(7,180)	$1,189
CDX.EM SERIES 43	JP Morgan Securities LLC	(7,180)	1,189
		$(14,360)	$2,378

Credit Default Swap Agreements - Protection Purchased

Underlying		Termination	Rate Paid	Payment	Notional
Instrument	Counterparty	Date	(Received)	Frequency	Amount (b)	Value
CDX.NA.HY Series 44	Citibank NA	12/20/2029	5.0%	Quarterly	1,000,000		$71,182
CDX.NA.HY Series 44	JP Morgan Securities LLC	12/20/2029	5.0%	Quarterly	1,000,000		71,182
CDX.NA.IG SERIES 44	Citibank NA	12/20/2029	1.0%	Quarterly	1,600,000		35,253
CDX.NA.IG SERIES 44	JP Morgan Securities LLC	12/20/2029	1.0%	Quarterly	1,600,000		35,253
ITRAXX EUROPE SERIES 43	Citibank NA	12/20/2029	1.0%	Quarterly	1,600,000	EUR	40,222
ITRAXX EUROPE SERIES 43	JP Morgan Securities LLC	12/20/2029	1.0%	Quarterly	1,600,000	EUR	40,222
ITRAXX EUROPE CROSSOVER SERIES 43	Citibank NA	12/20/2029	5.0%	Quarterly	750,000	EUR	82,183
ITRAXX EUROPE CROSSOVER SERIES 43	JP Morgan Securities LLC	12/20/2029	5.0%	Quarterly	750,000	EUR	82,183
							$457,680

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND
CONSOLIDATED SCHEDULE OF SWAP CONTRACTS
May 31, 2025 (continued)

		Upfront	Unrealized
Underlying		payments/	appreciation/
Instrument	Counterparty	(receipts)	(depreciation)
CDX.NA.HY Series 44	Citibank NA	$55,605	$15,577
CDX.NA.HY Series 44	JP Morgan Securities LLC	55,606	15,576
CDX.NA.IG SERIES 44	Citibank NA	30,011	5,242
CDX.NA.IG SERIES 44	JP Morgan Securities LLC	30,011	5,242
ITRAXX EUROPE SERIES 43	Citibank NA	34,474	5,748
ITRAXX EUROPE SERIES 43	JP Morgan Securities LLC	34,474	5,748
ITRAXX EUROPE CROSSOVER SERIES 43	Citibank NA	67,304	14,879
ITRAXX EUROPE CROSSOVER SERIES 43	JP Morgan Securities LLC	67,305	14,878
		$374,790	$82,890

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND
CONSOLIDATED SCHEDULE OF SWAP CONTRACTS
May 31, 2025 (continued)

Interest Rate Swap Agreements

Rate Received	Payment Frequency	Clearinghouse/ Counterparty (c)	Termination Date	Rate Paid (d)	Payment Frequency
3.5%	Annual	LCH/Citibank NA	6/19/2030	CZK-PRIBOR-PRBO 6M (4)	Semi-Annual
3.5%	Annual	LCH/Citibank NA	9/18/2030	CZK-PRIBOR-PRBO 6M (4)	Semi-Annual
3.5%	Annual	LCH/JP Morgan Securities LLC	6/19/2030	CZK-PRIBOR-PRBO 6M (4)	Semi-Annual
3.5%	Annual	LCH/JP Morgan Securities LLC	9/18/2030	CZK-PRIBOR-PRBO 6M (4)	Semi-Annual
3.0%	Quarterly	LCH/Citibank NA	6/19/2030	HKD-HIBOR-HKAB 3M	Quarterly
3.0%	Quarterly	LCH/Citibank NA	9/18/2030	HKD-HIBOR-HKAB 3M	Quarterly
3.0%	Quarterly	LCH/JP Morgan Securities LLC	6/19/2030	HKD-HIBOR-HKAB 3M	Quarterly
3.0%	Quarterly	LCH/JP Morgan Securities LLC	9/18/2030	HKD-HIBOR-HKAB 3M	Quarterly
6.0%	Annual	LCH/Citibank NA	6/19/2030	HUF-BUBOR-Reuters 6M	Semi-Annual
6.0%	Annual	LCH/Citibank NA	9/18/2030	HUF-BUBOR-Reuters 6M	Semi-Annual
6.0%	Annual	LCH/Citibank NA	12/18/2030	HUF-BUBOR-Reuters 6M	Semi-Annual
6.0%	Annual	LCH/JP Morgan Securities LLC	6/19/2030	HUF-BUBOR-Reuters 6M	Semi-Annual
6.0%	Annual	LCH/JP Morgan Securities LLC	9/18/2030	HUF-BUBOR-Reuters 6M	Semi-Annual
6.0%	Annual	LCH/JP Morgan Securities LLC	12/18/2030	HUF-BUBOR-Reuters 6M	Semi-Annual
2.50%	Quarterly	LCH/JP Morgan Securities LLC	9/18/2030	KRW-CD-KSDA-Bloomberg 3M	Quarterly
2.50%	Quarterly	LCH/Citibank NA	9/18/2030	KRW-CD-KSDA-Bloomberg 3M	Quarterly
8%	Monthly	CME/JP Morgan Securities LLC	6/12/2030	MXN-TIIE ON-OIS Compound 1D	Monthly
8%	Monthly	CME/JP Morgan Securities LLC	9/11/2030	MXN-TIIE ON-OIS Compound 1D	Monthly
8%	Monthly	CME/Citibank NA	6/12/2030	MXN-TIIE ON-OIS Compound 1D	Monthly
8%	Monthly	CME/Citibank NA	9/11/2030	MXN-TIIE ON-OIS Compound 1D	Monthly
4%	Annual	LCH/JP Morgan Securities LLC	6/19/2030	PLN-WIBOR-WIBO 6M	Semi-Annual
4%	Annual	LCH/JP Morgan Securities LLC	9/18/2030	PLN-WIBOR-WIBO 6M	Semi-Annual
4%	Annual	LCH/Citibank NA	6/19/2030	PLN-WIBOR-WIBO 6M	Semi-Annual
4%	Annual	LCH/Citibank NA	9/18/2030	PLN-WIBOR-WIBO 6M	Semi-Annual
8%	Quarterly	LCH/JP Morgan Securities LLC	9/18/2030	ZAR-JIBAR-SAFEX 3M	Quarterly
8%	Quarterly	LCH/Citibank NA	9/18/2030	ZAR-JIBAR-SAFEX 3M	Quarterly

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND
CONSOLIDATED SCHEDULE OF SWAP CONTRACTS
May 31, 2025 (continued)

						Upfront	Unrealized
Rate	Payment	Clearinghouse/	Notional			payments/	appreciation/
Received	Frequency	Counterparty (c)	Amount (b)		Value	(receipts)	(depreciation)
3.5%	Annual	LCH/Citibank NA	500,000	CZK	$214	$51	$163
3.5%	Annual	LCH/Citibank NA	5,000,000	CZK	2,091	290	1,801
3.5%	Annual	LCH/JP Morgan Securities LLC	500,000	CZK	214	51	163
3.5%	Annual	LCH/JP Morgan Securities LLC	5,000,000	CZK	2,091	290	1,801
3.0%	Quarterly	LCH/Citibank NA	600,000	HKD	959	(715)	1,674
3.0%	Quarterly	LCH/Citibank NA	2,600,000	HKD	2,935	(2,308)	5,243
3.0%	Quarterly	LCH/JP Morgan Securities LLC	500,000	HKD	799	(596)	1,395
3.0%	Quarterly	LCH/JP Morgan Securities LLC	2,500,000	HKD	2,822	(2,504)	5,326
6.0%	Annual	LCH/Citibank NA	15,200,000	HUF	(40)	(117)	77
6.0%	Annual	LCH/Citibank NA	50,800,000	HUF	(89)	(217)	128
6.0%	Annual	LCH/Citibank NA	5,000,000	HUF	(52)	(52)	—
6.0%	Annual	LCH/JP Morgan Securities LLC	15,200,000	HUF	(40)	(117)	77
6.0%	Annual	LCH/JP Morgan Securities LLC	50,800,000	HUF	(89)	(217)	128
6.0%	Annual	LCH/JP Morgan Securities LLC	5,000,000	HUF	(52)	(52)	—
2.50%	Quarterly	LCH/JP Morgan Securities LLC	821,500,000.00	KRW	3,785	1,040	2,745
2.50%	Quarterly	LCH/Citibank NA	821,500,000.00	KRW	3,785	1,040	2,745
8%	Monthly	CME/JP Morgan Securities LLC	1,600,000.00	MXN	1,320	94	1,226
8%	Monthly	CME/JP Morgan Securities LLC	8,500,000.00	MXN	6,599	1,403	5,196
8%	Monthly	CME/Citibank NA	1,600,000.00	MXN	1,320	94	1,226
8%	Monthly	CME/Citibank NA	8,500,000.00	MXN	6,599	1,403	5,196
4%	Annual	LCH/JP Morgan Securities LLC	100,000.00	PLN	(68)	(31)	(37)
4%	Annual	LCH/JP Morgan Securities LLC	1,000,000.00	PLN	(150)	(842)	692
4%	Annual	LCH/Citibank NA	100,000.00	PLN	(68)	(31)	(37)
4%	Annual	LCH/Citibank NA	900,000.00	PLN	(167)	(682)	515

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND
CONSOLIDATED SCHEDULE OF SWAP CONTRACTS
May 31, 2025 (continued)

Rate Received	Payment Frequency	Clearinghouse/ Counterparty (c)	Notional Amount (b)		Value	Upfront payments/ (receipts)	Unrealized appreciation/ (depreciation)
8%	Quarterly	LCH/JP Morgan Securities LLC	3,700,000.00	ZAR	$4,163	$29	$4,134
8%	Quarterly	LCH/Citibank NA	3,600,000.00	ZAR	4,277	254	4,023
					$43,158	$(2,442)	$45,600

(a)	The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur

(b)	Notional amount is stated in U.S. Dollars unless otherwise noted

(c)	Swaps with clearinghouses LCH Clearnet Group (LCH) and CME Group Inc (CME) are centrally cleared swaps

(d)	Represents floating rate

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
May 31, 2025

Assets
Investments in securities, at fair value (cost $55,222,192)	$55,310,381
Unrealized appreciation on futures contracts	114,775
Unrealized appreciation on forward foreign currency contracts	304,186
Unrealized appreciation on swaps	85,268
Premiums paid for swaps	374,790
Margin on deposit with broker	13,306,711
Cash held for futures contract transactions (a)	2,930,000
Cash held at broker for swap contract transactions (a)	271,164
Dividends and interest receivable	147,179
Receivable for fund shares sold	61,900
Prepaid expenses	46,235
Total Assets	72,952,589

Liabilities
Due to broker for derivative transactions	5,935,006
Unrealized depreciation on futures contracts	10,691
Unrealized depreciation on forward foreign currency contracts	497,357
Premiums received for swaps	14,360
Payable for net variation margin on futures and swap contracts	124,171
Payable to Adviser	87,424
Payable to administrator	18,739
Other accrued expenses	71,916
Total Liabilities	6,759,664
Net Assets	$66,192,925

Net Assets consist of:
Paid-in capital	72,298,953
Accumulated deficit	(6,106,028)
Net Assets	$66,192,925

Net Assets: I Class	$66,192,925
Shares outstanding (unlimited number of shares authorized, no par value)	7,609,392
Net asset value, offering and redemption price per share	$8.70

(a)	Cash held as collateral at broker.

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND
CONSOLIDATED STATEMENT OF OPERATIONS
For the period ended May 31, 2025(a)

Investment Income
Dividend income	$670,608
Interest income	956,003
Total investment income	1,626,611

Expenses
Adviser	708,711
Organizational	146,621
Administration	121,984
Audit and tax	40,500
Compliance services	37,413
Offering	26,477
Legal	25,507
Transfer agent	25,232
Trustee	20,625
Custodian	12,481
Report printing	11,500
Accrued 24-f2 fees	10,873
Pricing	6,756
Registration	981
Miscellaneous	21,182
Total expenses	1,216,843
Fees waived by Adviser	(426,887)
Net operating expenses	789,956
Net investment income	836,655

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	(100,628)
Foreign currency transactions	187,911
Forward foreign currency contracts	(1,043,814)
Futures contracts	(8,182,575)
Swap contracts	15,891
Change in unrealized appreciation (depreciation) on:
Investment securities	88,189
Foreign currency translations	(45,622)
Forward foreign currency contracts	(193,171)
Futures contracts	800,993
Swap contracts	130,868
Net realized and unrealized gain (loss) on investment securities, foreign currency, forward foreign currency contracts, futures contracts and swap contracts	(8,341,958)
Net decrease in net assets resulting from operations	$(7,505,303)

(a)	For the period September 30, 2024 (commencement of operations) to May 31, 2025.

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND
CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
May 31,
2025(a)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$836,655
Net realized loss on investment securities, foreign currency transactions, forward foreign currency contracts, futures contracts, and swap contracts	(9,123,215)
Change in unrealized appreciation on investment securities, foreign currency translations, forward foreign currency contracts, futures contracts, and swap contracts	781,257
Net decrease in net assets resulting from operations	(7,505,303)

Distributions to Shareholders from Earnings
Class I	(339,137)

Capital Transactions - I Class
Proceeds from shares sold	80,066,479
Reinvestment of distributions	326,942
Amount paid for shares redeemed	(6,356,056)

Net increase in net assets resulting from capital transactions	74,037,365
Total Increase in Net Assets	66,192,925

Net Assets
Beginning of period	$—
End of period	$66,192,925

Share Transactions - I Class
Shares sold	8,251,254
Shares reinvested	33,915
Shares redeemed	(675,777)
Net increase in shares outstanding	7,609,392

(a)	For the period September 30, 2024 (commencement of operations) to May 31, 2025.

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS
(For a share outstanding during the period)

	For the
	Period Ended
	May 31,
Selected Per Share Data:	2025(a)
Net asset value, beginning of period	$10.00

Investment operations:
Net investment income	0.12
Net realized and unrealized loss on investments	(1.37)
Total from investment operations	(1.25)

Less distributions to shareholders from:
Distributions from net investment income	(0.05)

Net asset value, end of period	$8.70

Total Return(b)	(12.57	)% (c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$66,193
Ratio of net expenses to average net assets	1.95	% (d)
Ratio of expenses to average net assets before waiver and reimbursement	3.00	% (d)
Ratio of net investment income to average net assets	2.07	% (d)
Portfolio turnover rate	104%

(a)	For the period September 30, 2024 (commencement of operations) to May 31, 2025.

(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Annualized.

See accompanying notes which are an integral part of these consolidated financial statements.

EFFICIENT ENHANCED MULTI-ASSET FUND
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
May 31, 2025

NOTE 1. ORGANIZATION

Efficient Enhanced Multi-Asset Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified series of Unified Series Trust (the “Trust”) on May 21, 2024. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 14, 2002, as amended (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board” or “Trustees”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The investment adviser to the Fund is Efficient Capital Management, LLC (the “Adviser”). The Adviser allocates Fund assets to various sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) to execute both a multi-asset risk parity investment strategy and a managed futures trend-based investment strategy. Currently, AlphaSimplex Group LLC, AQR Capital Management LLC, Aspect Capital Limited, Crabel Capital Management, LLC, Welton Investment Partners LLC, Winton Capital Management Limited, and Columbia Management Investment Advisers, LLC are the Sub-Advisers. As of May 31, 2025, the Adviser has not yet utilized Winton Capital Management Limited for sub-advisory services. The investment objective of the Fund is capital appreciation in both rising and falling equity markets.

The Fund currently offers two classes of shares, Class I and Class A. Each share represents an equal proportionate interest in the assets and liabilities belonging to the applicable class of the Fund and is entitled to such dividends and distributions out of income belonging to the applicable class of the Fund as are declared by the Board. Expenses attributable to any class are borne by that class. On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or as expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. The Fund may offer additional classes of shares in the future. As of May 31, 2025, Class A shares have not commenced operations.

The consolidated financial statements of the Fund include the Fund and its wholly-owned subsidiary, the Efficient Enhanced Multi-Asset (Cayman) Fund, Ltd. (the “CFC”). The CFC entered into an investment advisory agreement on May 31, 2024 and is incorporated in the Cayman Islands as an exempted company with limited liability.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant

EFFICIENT ENHANCED MULTI-ASSET FUND
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
May 31, 2025 (continued)

accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Foreign Currency Translation – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the period ended May 31, 2025, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations when incurred. During the period ended May 31, 2025, the Fund did not incur any interest or penalties. As applicable, management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions,

EFFICIENT ENHANCED MULTI-ASSET FUND
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
May 31, 2025 (continued)

including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Cash and Cash Equivalents – Idle cash may be swept into various interest bearing overnight demand deposits and is classified as a cash equivalent on the Consolidated Statement of Assets and Liabilities. The Fund maintains cash in the deposit accounts which, at times, may exceed the Federal Deposit Insurance Corporation (FDIC) limit of $250,000. Amounts swept overnight are available on the next business day.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board). Expenses specifically attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation, and fund-wide expenses not allocated to a particular class shall be allocated to each class based on the net assets of that class in relation to the net assets of the entire Fund.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

Consolidation of Subsidiary – The Consolidated Schedules of Investments and Futures of the Fund include the investments of the CFC, which is a wholly-owned and controlled foreign subsidiary. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling economic interest. Controlling economic interest is generally deemed to exist with investment interests comprising greater than 50% of the NAV of the subsidiary. However, the Fund may also consider qualitative aspects of control in determining if a

EFFICIENT ENHANCED MULTI-ASSET FUND
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
May 31, 2025 (continued)

controlling economic interest exists. These qualitative control considerations include the nature and organizational structure of the investment, as well as the Fund’s ability to control the circumstances leading to majority ownership. All intercompany accounts and transactions have been eliminated in consolidation. The Fund may invest up to 25% of its total assets in a controlled foreign subsidiary, which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies. As of May 31, 2025, the net assets of the CFC were $10,646,800, which represented 16% of the Fund’s net assets.

NOTE 3. DERIVATIVE INSTRUMENTS RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Fund’s investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (“OTC”). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Commodity Risk	Commodity risk relates to fluctuations in the value of an asset or liability due to changes in commodity market rates and related underlying prices.

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest- bearing securities due to changes in the prevailing levels of market interest rates.

EFFICIENT ENHANCED MULTI-ASSET FUND
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
May 31, 2025 (continued)

The Fund and CFC are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty’s unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

EFFICIENT ENHANCED MULTI-ASSET FUND
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
May 31, 2025 (continued)

Forward Foreign Currency Exchange Contracts – The Fund may engage in foreign currency exchange transactions. The value of the Fund’s portfolio securities that are invested in non-U.S. dollar denominated instruments as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates, and the Fund may incur costs in connection with conversions between various currencies. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward foreign currency exchange contracts, to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers. The Fund will not, however, hold foreign currency except in connection with the purchase and sale of foreign portfolio securities.

Swap Agreements – The Fund may engage in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indices, specific securities and commodities, credit default swaps, and total return swaps. Bilateral swap contracts are agreements in which the Fund and a counterparty agree to exchange periodic payments on a specific notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between the Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These centrally cleared swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”), in which case all payments are settled with the CCP through the DCM.

A credit default swap involves a protection buyer and a protection seller. The Fund may be either a protection buyer or seller. The protection buyer makes periodic premium payments to the protection seller during the swap term in exchange for the protection seller agreeing to make certain defined payments to the protection buyer in the event that certain defined credit events occur with respect to a particular security, issuer, or basket of securities. The “notional amount” of the swap agreement is the agreed upon amount or value of the underlying asset used for calculating the obligations that the parties to a swap agreement have agreed to exchange. The Fund’s obligation under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be collateralized by designating liquid assets on the Fund’s books and records. Upon entering into a credit default swap, the Fund is required to satisfy an initial margin requirement by delivering cash or securities. Subsequent payments are made or received by the Fund each day to settle daily fluctuations in the value of the contract (“variation margin”); which reflect changes in the value of the underlying financial

EFFICIENT ENHANCED MULTI-ASSET FUND
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
May 31, 2025 (continued)

instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. Periodic payments paid or received are recorded in realized gain/loss. Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability and amortized daily as a component of realized gain (loss) on the Consolidated Statement of Operations. Payments made or received as a result of a credit event or termination of the contract, are recognized, net of a proportional amount of the upfront payment, as realized gains/losses. In addition to bearing the risk that the credit event will occur as a protection seller, the Fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the Fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities, or that the counterparty may default on its obligation to perform.

In a credit default swap, the contract gives one party (the buyer) the right to recoup the economic value of a decline in the value of debt securities of the reference issuer if the credit event (a downgrade or default) occurs. If physically settled, this value is obtained by delivering a debt security of the reference issuer to one party in return for a previously agreed payment from the other party (frequently, the par value of the debt security). If cash settled, the two payment streams are netted out with the Fund receiving or paying only the net amount of the two payments. The Fund is usually a buyer of credit default swaps. When a credit event occurs as defined under the terms of the credit default swap contract, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value. The maximum potential amount of future payments that the Fund as a buyer of protection may receive if a credit event occurs is an amount equal to the notional amount of the contract.

Many of the markets in which the Fund effects its derivative transactions are “over-the-counter” or “inter-dealer” markets. The participants in these markets are typically not subject to credit evaluation and regulatory oversight as are members of “exchange based” markets. When the Fund invests in derivative, over-the-counter transactions, it is assuming a credit risk with regard to parties with whom it trades and also bears the risk of settlement default. These risks may differ materially from those associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily marking-to-market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections. This exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. In the event of the default or bankruptcy

EFFICIENT ENHANCED MULTI-ASSET FUND
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
May 31, 2025 (continued)

of a swap contract counterparty, the Fund will have contractual remedies pursuant to the swap contract, but such remedies may be subject to bankruptcy and insolvency laws that could affect the Fund’s rights as a creditor.

Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

With centrally cleared swaps, there is minimal counterparty credit risk to the Fund since the exchange’s clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. However, credit risk still exists in centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts.

To mitigate counterparty risk on swap agreements, the Fund may require the counterparty to post collateral to the Fund’s custodian to cover the Fund’s exposure. This collateral is generally in cash and is invested in a money market fund. A counterparty may also require the Fund to post collateral to a segregated account at the Fund’s custodian.

Futures Contracts – The Fund may invest in futures contracts to hedge or manage risks associated with the Fund’s securities investments or to obtain market exposure in an effort to generate returns. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts.

EFFICIENT ENHANCED MULTI-ASSET FUND
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
May 31, 2025 (continued)

NOTE 4. DERIVATIVE TRANSACTIONS

The following tables identify the location and fair value of derivative instruments on the Consolidated Statement of Assets and Liabilities as of May 31, 2025, and the effect of derivative instruments on the Consolidated Statement of Operations for the period ended May 31, 2025.

At May 31, 2025:

	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
	Unrealized	Unrealized
	Appreciation	Depreciation
	on forward	on forward	Unrealized	Unrealized	Unrealized	Unrealized
Contract Type/	foreign	foreign	Appreciation	Depreciation	Appreciation	Depreciation
Primary Risk	currency	currency	on futures	on futures	on swaps	on swaps
Exposure	contracts	contracts	contracts*	contracts*	contracts*	contracts*
Commodity Contracts	$—	$—	$393,940	$(257,086)	$—	$—
Credit Contracts	—	—	—	—	85,268	—
Equity Contracts	—	—	568,008	(85,106)	—	—
Foreign Exchange Contracts	304,186	(497,357)	86,721	(43,443)	—	—
Interest Rate Contracts	—	—	237,575	(99,616)	45,674	(74)

*	Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities for centrally cleared and exchange traded contracts. Includes cumulative appreciation/(depreciation), as reported in the Consolidated Schedule of Investments.

For the period ended May 31, 2025:

	Foreign
	Exchange	Equity	Interest	Commodity	Credit
Location	Contracts	Contracts	Contracts	Contracts	Contracts	Total
Net realized gain (loss) on:
Forward Foreign Currency Contracts	$(1,043,814)	$—	$—	$—	$—	$(1,043,814)
Futures Contracts	(362,238)	(3,353,254)	(2,691,654)	(1,775,429)	—	(8,182,575)
Swaps Contracts	—	—	94,458	—	(78,567)	15,891

EFFICIENT ENHANCED MULTI-ASSET FUND
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
May 31, 2025 (continued)

	Foreign
	Exchange	Equity	Interest	Commodity	Credit
Location	Contracts	Contracts	Contracts	Contracts	Contracts	Total
Change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	$(193,171)	$—	$—	$—	$—	$(193,171)
Futures contracts	43,276	482,903	138,667	136,147	—	800,993
Swaps Contracts	—	—	45,600	—	85,268	130,868

The following table summarizes the average ending monthly fair value of derivatives outstanding during the period ended May 31, 2025:

Average Ending
Derivatives	Monthly Notional Value
Forward Foreign Currency Contracts, Purchased	$57,332,594
Forward Foreign Currency Contracts, Sold	(8,783,274,254)
Long Futures Contracts	149,464,526
Short Futures Contracts	(123,371,140)
Interest Rate Swaps	3,872,339
Credit Default Swaps	(12,662,141)

Balance Sheet Offsetting Information

The following table provides a summary of offsetting financial liabilities and derivatives and the effect of derivative instruments on the Consolidated Statement of Assets and Liabilities as of May 31, 2025:

		Gross	Net Amounts
		Amounts	of Assets
		Offset in	Presented in
	Gross Amount	Statement of	Statement of
	of Recognized	Assets and	Assets and
	Assets	Liabilities	Liabilities
Forward foreign currency contracts	$304,186	$—	$304,186
Futures Contracts	124,268	(9,493)	114,775
Swap Contracts	460,058	—	460,058
Variation margin on futures and swap contracts	314,777	(438,948)	(124,171)

EFFICIENT ENHANCED MULTI-ASSET FUND
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
May 31, 2025 (continued)

	Gross Amounts Not Offset in
	the Statement of Assets and
	Liabilities
	Financial	Collateral
	Instruments	Pledged*	Net Amount
Forward foreign currency contracts	$(304,186)	$—	$—
Futures Contracts	(10,691)	—	104,084
Swap Contracts	(14,360)	—	445,698
Variation margin on futures and swap contracts	—	124,171	—

*	Any over-collateralization of total financial instruments is not shown. Collateral amounts can be found on the Consolidated Statement of Assets and Liabilities as Cash held at broker for futures contract transactions and Cash held at broker for swap contract transactions.

NOTE 5. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/ or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

EFFICIENT ENHANCED MULTI-ASSET FUND
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
May 31, 2025 (continued)

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser, as Valuation Designee, under the oversight of the Board’s Pricing & Liquidity Committee. The Valuation Designee has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available in conformity with guidelines adopted by the Board. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Designee pursuant to its policies and procedures. Any fair value provided by the Valuation Designee is subject to the ultimate review of the pricing methodology by the Pricing & Liquidity Committee of the Board on a quarterly basis. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

Futures contracts that the Fund invests in are valued at the settlement price established each day by the board of trade or exchange on which they are traded, and when the market is considered active, will generally be categorized as Level 1 securities.

Forward foreign currency exchange contracts are fair valued using the mean between broker-dealer bid and ask quotations, and forward foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts are categorized as Level 2; otherwise the fair values would be categorized as Level 3.

EFFICIENT ENHANCED MULTI-ASSET FUND
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
May 31, 2025 (continued)

Over-the-counter derivatives are valued by an independent pricing service using a series of techniques, including simulation pricing models. The pricing models use various inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, implied volatility and exchange rates. When prices are determined by the pricing agent, positions are classified as Level 2 of the fair value hierarchy.

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5 under the 1940 Act, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations. The Valuation Designee may obtain assistance from others in fulfilling its duties. For example, it may seek assistance from pricing services, fund administrators, sub-advisers, accountants, or counsel; it may also consult the Trust’s Fair Value Committee. The Valuation Designee, however, remains responsible for the final fair value determination and may not designate or assign that responsibility to any third party.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2025:

		Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Non-U.S. Government & Agencies	$—	$2,094,307	$—	$2,094,307
U.S. Government & Agencies	—	33,617,825	—	33,617,825
Money Markets	19,598,249	—	—	19,598,249
Long Futures Contracts (a)	697,231	—	—	697,231
Short Futures Contracts(a)	103,762	—	—	103,762
Forward Foreign Currency Contracts(a)	—	304,186	—	304,186
Swaps Contracts(a)	—	130,942	—	130,942
Total	$20,399,242	$36,147,260	$—	$56,546,502

EFFICIENT ENHANCED MULTI-ASSET FUND
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
May 31, 2025 (continued)

		Valuation Inputs
Liabilities	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts(a)	$—	$497,357	$—	$497,357
Swaps Contracts(a)	—	74	—	74
Total	$—	$497,431	$—	$497,431

(a)	The amount shown represents the unrealized appreciation/depreciation

The Fund did not hold any investments during or at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 6. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement with the Trust with respect to the Fund (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a management fee computed and accrued daily and paid monthly at an annual rate of 1.75% of the Fund’s average daily net assets. For the period ended May 31, 2025, before the waiver described below, the Adviser earned a management fee of $708,711 from the Fund. The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the 1940 Act; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business) do not exceed 1.95% of average daily net assets of each class of shares of the Fund through at least September 30, 2025. For the period ended May 31, 2025, the Adviser waived fees and reimbursed expenses in the amount of $426,887.

Each fee waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date in which that particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any

EFFICIENT ENHANCED MULTI-ASSET FUND
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
May 31, 2025 (continued)

expense limitation in effect at the time of the recoupment. As of May 31, 2025, the Adviser may seek repayment of management fees waived and expense reimbursements pursuant to the aforementioned conditions, from the Fund no later than the dates stated below:

Recoverable Through
May 31, 2028	$426,887

The Adviser has retained sub-advisers to provide portfolio management and related services to the Fund. The sub-advisers receive a fee from the Adviser (not the Fund) for these services.

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers of the Trust are also employees of Ultimus and such persons are not paid by the Fund for serving in such capacities.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chair of the Board and the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act. The Independent Trustees review and establish compensation at least annually. Each Trustee of the Trust receives annual compensation, which is an established amount paid quarterly per fund in the Trust at the time of the regular quarterly Board meetings. The Chair of the Board receives the highest compensation, commensurate with his additional duties and each Chair of a committee receives additional compensation as well. Trustees also receive additional fees for attending any special meetings. In addition, the Trust reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

The Trust, with respect to the Fund, has adopted a Distribution Plan (the “Plan”) for its Class A shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund will pay the Distributor, the Adviser and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a fee of 0.25% of the average daily net assets of the Class A shares in connection with the promotion and distribution of the Fund’s shares or

EFFICIENT ENHANCED MULTI-ASSET FUND
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
May 31, 2025 (continued)

the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Fund or Adviser may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement.

The Trust, on behalf of the Fund, has adopted an Administrative Services Plan on behalf of its Class I shares and Class A shares, under which shareholder servicing agents provide administrative and support services to their customers. These services may include establishing and maintaining accounts and records relating to shareholders, processing dividend and distribution payments from on behalf of shareholders, responding to routine inquiries from shareholders concerning their investments, assisting shareholders in changing dividend options, account designations and addresses, and other similar services. For these services, the Fund may pay a fee at an annual rate of up to 0.15% of the average daily net assets of Class I shares and 0.25% of the average daily net assets of Class A shares serviced by the agent. The Fund may enter into agreements with various shareholder servicing agents, including financial institutions and securities brokers. The Fund may pay a servicing fee to broker-dealers and others who sponsor “no transaction fee” or similar programs for the purchase of shares. Shareholder servicing agents may waive all or a portion of their fee periodically. The Board has approved, and the Fund has agreed to, waive the administrative services fees through September 30, 2025.

NOTE 7. INVESTMENT TRANSACTIONS

For the period ended May 31, 2025, purchases and sales of investment securities, other than short-term investments, were $19,999 and $19,445, respectively.

For the period ended May 31, 2025, purchases and sales of long-term U.S. government obligations were $22,153,498 and $10,463,219, respectively.

NOTE 8. FEDERAL TAX INFORMATION

At May 31, 2025, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$6,227
Gross unrealized depreciation	(8,932)
Net unrealized appreciation/(depreciation)	$(2,705)

Tax cost of investments	$55,313,086

EFFICIENT ENHANCED MULTI-ASSET FUND
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
May 31, 2025 (continued)

As of May 31, 2025, the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to book to tax differences related to wash sales, futures and derivatives.

The tax character of distributions paid for the period ended May 31, 2025 is as follows:

May 31, 2025
Distributions paid from:
Ordinary income(a)	$339,137
Net long-term capital gains	—
Total distributions paid	$339,137

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At May 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$—
Undistributed long-term capital gains	—
Accumulated earnings	—
Accumulated capital and other losses	(6,142,195)
Unrealized appreciation/(depreciation)	36,167
Total	$(6,106,028)

Capital losses and specified gains realized after October 31, and net investment losses realized after December 31 of the Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. For the period ended May 31, 2025, the Fund deferred $434,401 post-October capital losses.

As of May 31, 2025, the Fund had accumulated short-term capital loss carryforwards of $3,244,957 and long-term capital loss carryforwards of $2,462,837 not subject to expiration.

Permanent book and tax differences, primarily attributable to the differing tax treatment of organizational costs and the reclassification of Fund distributions and tax adjustments for the Fund’s holding in Efficient Enhanced Multi-Asset (Cayman) Fund, Ltd., resulted in reclassifications for the year ended May 31, 2025, as follows:

Paid-in Capital	Accumulated Earnings (Deficit)
$(1,738,412)	$1,738,412

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and

EFFICIENT ENHANCED MULTI-ASSET FUND
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
May 31, 2025 (continued)

warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 10. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

EFFICIENT ENHANCED MULTI-ASSET FUND
ADDITIONAL INFORMATION
May 31, 2025

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable

Proxy Disclosures for Open-End Management Investment Companies

Not applicable

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Report of Independent Registered Public Accounting Firm

To the Shareholders of Efficient Enhanced Multi-Asset Fund
and Board of Trustees of Unified Series Trust

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments of Efficient Enhanced Multi-Asset Fund, a series of Unified Series Trust (the “Fund”) as of May 31, 2025, the related consolidated statements of operations, and changes in net assets, and the consolidated financial highlights for the period from September 30, 2024 (commencement of operations) through May 31, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2025, the results of its operations, the changes in net assets, and the financial highlights for the period from September 30, 2024 through May 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025, by correspondence with the custodian and brokers. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2024.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
July 30, 2025

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (866) 738-1128 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES	INDEPENDENT REGISTERED
Daniel J. Condon, Chair	PUBLIC ACCOUNTING FIRM
David R. Carson	Cohen & Company, Ltd.
Kenneth G.Y. Grant	1835 Market Street, Suite 310
Freddie Jacobs, Jr.	Philadelphia, PA 19103
Catharine B. McGauley
Ronald C. Tritschler	LEGAL COUNSEL
Thompson Hine LLP
OFFICERS	312 Walnut Street, 20th Floor
Martin R. Dean, President	Cincinnati, OH 45202
Gweneth K. Gosselink,
Chief Compliance Officer	CUSTODIAN
Zachary P. Richmond,	U.S. Bank, N.A.
Treasurer and Chief Financial Officer	425 Walnut Street
Cincinnati, OH 45202

INVESTMENT ADVISER
Efficient Capital Management, LLC	ADMINISTRATOR, TRANSFER AGENT
4355 Weaver Parkway, Suite 200	AND FUND ACCOUNTANT
Warrenville, IL 60555	Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246
DISTRIBUTOR
Ultimus Fund Distributors, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC Member FINRA/SIPC

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable

(a)(3) Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(4) Not applicable

(a)(5) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Unified Series Trust

By	/s/ Martin R. Dean
Martin R. Dean, Principal Executive Officer

Date	8/6/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Martin R. Dean
Martin R. Dean, Principal Executive Officer

Date	8/6/2025

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Principal Financial Officer

Date	8/6/2025